Morgan Stanley Real Estate Fund

522 Fifth Avenue

New York, NY 10036

January 27, 2010

VIA EDGAR

U.S. Securities and Exchange Commission

Judiciary Plaza

100 F Street, N.E.

Washington, D.C. 20549

Attention:  Larry L. Greene, Senior Counsel, Division of Investment Management

Re:	Morgan Stanley Real Estate Fund
Securities Act File No. 333-68077
Investment Company Act File No. 811-9117
Post-Effective Amendment No. 14

Dear Mr. Greene:

We are writing to you on behalf of Morgan Stanley Real Estate Fund (the “Fund”) in order to request selective review of Post-Effective Amendment No. 14 to the Fund’s registration statement on Form N-1A to be filed pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “Amendment”).

The Fund is incorporating changes to the Prospectus and Statement of Additional Information in compliance with changes to Form N-1A, effective March 31, 2009.  Aside from usual and customary “annual update” changes, and certain other non-material disclosure changes which could otherwise be included in a Rule 485(b) filing, the Fund will make only those disclosure changes necessary to reflect and implement the revisions to Form N-1A.

The Fund believes that the Amendment is an ideal candidate for selective review pursuant to the guidance set forth in Investment Company Act Release No. 13768 (“IC-13768”).  In accordance with IC-13768, we hereby request selective review of the Fund’s registration statement limited to the disclosure items relating to incorporating changes to the Prospectus and Statement of Additional Information in compliance with changes to Form N-1A, as discussed above.  Selective review would serve to expedite the review process for the Fund as well as use the staff’s time more effectively.

Pursuant to the requirements of IC-13768, the Fund will file a copy of this letter with the Amendment.

Should you have any questions regarding the Amendment or the foregoing matters, please do not hesitate to contact me at 212.296.6980 (tel) or 212.507.8589 (fax) or Sheelyn M. Michael 212.698.3623 (tel) or 212.698.3599 (fax).

Very truly yours,

/s/ Daniel Burton
Daniel Burton

cc: Stefanie V. Chang Yu